Short-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Commercial paper authorized to issue	$ 4,500	$ 4,500
Facility Limit	159	326
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other Credit Facilities	$ 740
Other facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.80%
Other facilities [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	36.00%
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities Before Letters Of Credit And Direct Borrowings	$ 0	0
Facility Limit	500
Unsecured revolving term credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities Before Letters Of Credit And Direct Borrowings	0	$ 0
Facility Limit	$ 4,500
Borrowings, maturity	April 10, 2023
Maturity date shall not exceed (years)	5 years
Committed revolving term credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities Before Letters Of Credit And Direct Borrowings	$ 1,500